A Portfolio of

                        Franklin Mutual Series Fund Inc.

                                     [LOGO]

       This report and the financial statements contained herein are submitted for the general information of the shareholders of Mutual Discovery Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

                                     MUTUAL
                                   DISCOVERY
                                      FUND

                                     [LOGO]

                                     ANNUAL
                                     REPORT


                                December 31, 1996

                                     [LOGO]

                        Mutual Discovery Fund -- Class Z
                               Yearly Performance

                                  Total Return*
                                  -------------

1993...................................................................  35.85%
1994...................................................................   3.62%
1995...................................................................  28.63%
1996...................................................................  24.93%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             Comparison of Changes in Value of $10,000 Investment in
                             Mutual Discovery Fund
                        to the S&P 500 and Russell 2000
--------------------------------------------------------------------------------

 [The following table was represented as a line graph in the printed material.]

-----------------------------------------------------
                      CLASS Z
            AVERAGE ANNUAL TOTAL RETURN*
-----------------------------------------------------
      1 Year       3 Year        From Inception
-----------------------------------------------------
      24.93%       18.53%            22.64%
-----------------------------------------------------

               Mutual Discovery
                    Class Z        S&P 500    Russell 2000
               ---------------     -------    ------------
'92                 10000           10000         10000
'93                 13585           11006         11890
'94                 14077           11150         11674
'95                 18107           15334         14995
'96                 22621           18855         17467
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Aggregate Total Returns** Since November 1, 1996
Mutual Discovery -- Class I.... .15%      Mutual Discovery -- Class II.... 3.85%

 * Total Return and Average Annual Total Return includes changes in share price and reinvestment of dividends and capital gain distributions.
** As of November 1, 1996, the fund began offering Class I and Class II shares, which include sales charges and 12b-1 fees. Aggregate total return for Class I and II measures the change in value of an investment since inception and includes the maximum initial sales charges. Aggregate Total Return calculations assume reinvestment of dividends and capital gains at net asset value. Since the shares have existed for less than one year, average annual total returns are not provided.
--------------------------------------------------------------------------------

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078

                                                               February 18, 1997

TO THE SHAREHOLDERS OF MUTUAL DISCOVERY FUND:

     Nineteen ninety-six was a year in which almost everything went right in the equity markets. With the exception of a couple of short-lived "corrections," the markets, continuing the strong upward 1995 trend, moved inexorably to record levels. During the year, Mutual Discovery Fund appreciated 24.93% with cash balances averaging about 15% of total net assets.

     As value investors, our primary mission is to buy securities at significant discounts to asset value. When you consider that since the beginning of 1995 the Standard & Poor's(R) 500 stock index has appreciated more than 65%, you might ask -- how can a value investor continue to "find value" in a market that has seen such a dramatic move over such a short period? Or, put another way, were markets extremely cheap two years ago or are they extremely expensive now?

     The answer to these types of questions lies in understanding how we operate our business on a daily basis. We focus on individual stocks, not on macroeconomic variables or overall market movements. Our experience demonstrates that "cheap stock" opportunities exist even as many securities may be priced at expensive levels. Most people like to invest in companies that are performing well and have stocks that performed well. We tend to focus on the laggards, the underperformers whose share price performance has been poor, or companies beset by negative news such as earnings disappointments or adverse legal judgments. The extension of our value investing approach to mergers and acquisitions as well as to distressed securities further removes us from the equivalent of owning a market index.

     Although the equity markets are significantly higher than they were two years ago, valuations of specific companies are not necessarily out of line with our investment parameters. While some companies simply have not participated in the upward movement, others are operating much better than they had been previously and have attractive valuations. Furthermore, the models for emphasizing returns to shareholders through mechanisms such as restructurings, spinoffs and stock buybacks are well documented. We direct our attention to situations where these opportunities have not been fully exploited. The Funds have also expanded their geographic breadth, focusing more on Europe as valuations became more compelling there; the performance of the "European portfolio" within the Funds was a significant contributor to the overall performance of the Funds this year.

     As we look forward, we continue to find a number of new situations that provide compelling value. Of particular interest to us is that they are familiar names and very large companies, such as General Motors and Olin Corporation. Equity valuations in Europe also continue to be attractive relative to the U.S. market, as many companies are recognizing the need to compete globally in terms of shareholder returns as well as for customers.

     This year will also be our first full year as part of the Franklin Templeton family and we are happy to say that this partnership is proceeding as we had hoped. The investment process here continues to operate autonomously. At the same time, we are integrating our shareholder services with those of the Franklin Templeton family to respond to shareholder needs. We would like to thank the senior management of Franklin Templeton for their help in this process and their commitment to ensuring that the qualities that have made our Funds special will be perpetuated.

                                      Sincerely,


                                             MICHAEL F. PRICE, President

                              MUTUAL DISCOVERY FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1996

                                                         Number        Value
                                                        of Shares     (Note A)
                                                       -----------  ------------
COMMON STOCK & OTHER EQUITY INTERESTS (77.91%)
   Aerospace (0.77%)
      *Thomson CSF ................................      277,537    $  9,008,578
      *Tracor, Inc. ...............................      672,100      14,282,125
                                                                    ------------
                                                                      23,290,703
                                                                    ------------
   Banking (4.42%)
       Affiliated Community Bancorp, Inc. .........      123,500       2,639,812
  (A)  American National Bank Corp. ...............      331,500       4,019,437
(A)(R)*Atlantic Bancorp, Class A ..................      290,406       3,339,669
(A)(R)*Atlantic Bancorp, Class C ..................       17,387         199,950
   (A)*BNH Bancshares, Inc. .......................      269,750       2,967,250
       Banco Pastor SA ............................       43,184       2,767,501
(A)(R)*Bank of Rhode Island .......................      228,300       2,283,000
       California Commercial Bancshares ...........        9,000         121,500
       Capital Bancorp ............................        4,100         114,800
   (A)*Civic BanCorp ..............................      385,866       3,955,126
      *Coast Savings Financial ....................      167,400       6,131,025
       Commonwealth Bancorp, Inc. .................      785,000      11,775,000
      *Den Danske Bank ............................       25,000       2,016,471
      *Den Norske Bank ASA ........................    1,675,000       6,434,227
       First Defiance Financial Corp. .............      254,000       3,143,250
       HUBCO, Inc. ................................      382,475       9,370,632
   (A) ISB Financial Corp. ........................      510,000       9,180,000
   (A) Little Falls Bancorp .......................      290,000       3,606,875
       Long Island Bancorp, Inc. ..................      299,600      10,486,000
(A)(R)*Monarch Bancorp ............................    3,400,000       6,800,000
   (A) North Central Bancshares, Inc. .............      332,500       4,509,531
   (A)*Rancho Santa Fe National Bank ..............      347,223       2,430,561
       Sparebanken Nor ............................      990,500      30,982,244
       Standard Federal Bancorporation ............       29,800       1,694,875
   (A) Tolland Bank ...............................      100,300       1,203,600
       Wayne Bancorp ..............................       90,000       1,372,500
                                                                    ------------
                                                                     133,544,836
                                                                    ------------
   Chemicals (2.15%)
       BASF AG ....................................     292,000       11,226,389
      *Bush Boake Allen Inc. ......................     147,300        3,921,862
      *ChemFirst Inc. .............................     836,200       19,337,125
       Clariant AG ................................       9,000        3,852,820
       DSM NV .....................................      58,000        5,724,414
       Olin Corp. .................................     407,200       15,320,900
      *Rhone-Poulenc SA, Class A ..................     161,600        5,513,412
                                                                    ------------
                                                                      64,896,922
                                                                    ------------
   Communications (1.27%)
       A T & T Corp. ..............................     163,500        7,112,250
      *Associated Group Inc., Class B .............      35,600        1,059,100
      *C-TEC Corp. ................................     214,400        5,199,200
      *Granite Broadcasting Corp. .................     270,300        2,871,938
       MCI Communications Corp. ...................      48,000        1,569,000
      *United States Satelite Broadcasting
        Co. Inc., Class A .........................   2,049,900       20,499,000
                                                                    ------------
                                                                      38,310,488
                                                                    ------------
   Computer & Electronic Equipment (2.07%)
      *Amphenol Corp., Class A ....................   1,138,700       25,336,075
       Canadian Marconi Co. .......................     595,200        6,464,605
   (A)*Continental Information Systems Inc. .......     426,553          853,106
(A)(R)*Distribution Systems S.p.A .................         500           20,669
      *Imation Corp. ..............................      66,700        1,875,938
(A)(R)*MWCR, L.L.C ................................  10,902,934       10,902,934
(A)(R)*MWCR, Elettronica S.r.L ....................      69,056           69,056
      *NBS Technologies, Inc. .....................     296,400          789,938
(A)(R)*Sweda Industrie Elettroniche S.p.A .........         500           20,669
      *Wang Laboratories Inc. .....................     797,000       16,139,250
                                                                    ------------
                                                                      62,472,240
                                                                    ------------
   Conglomerates (8.51%)
       BTR PLC ....................................    2,866,805      13,947,522
       Cheung Kong Holdings Ltd. ..................    4,426,000      39,341,586
      *Cie Financiere Richemont AG,
        Class A ...................................        3,681       5,170,176
       Empire Co. Ltd., Class A ...................      764,100       7,392,446
       Hanson PLC .................................    8,950,000      12,572,378
       Harcourt General, Inc. .....................      106,900       4,930,763
       Incentive AB, A Shares .....................        4,900         355,653
       Investor AB, A Shares ......................      149,750       6,697,178
       Investor AB, B Shares ......................      439,000      19,407,832
       Kansas City Southern Industries, Inc. ......    1,005,200      45,234,000
       Kinnevik AB, A Shares ......................       89,500       2,454,086
       Kinnevik AB, B Shares ......................      882,487      24,327,156
       Lagardere S.C.A ............................      691,163      18,981,989

                                                         Number        Value
                                                        of Shares     (Note A)
                                                       -----------  ------------

       Lonrho PLC .................................    1,288,251    $  2,747,580
       RGI NV, Resource Group
        International .............................    1,307,400      13,324,083
       Semi-Tech (Global) Co. Ltd. ................    5,675,709       9,392,860
       Tomkins PLC ................................    4,913,444      22,726,383
       Viad Corp. .................................      509,300       8,403,450
                                                                    ------------
                                                                     257,407,121
                                                                    ------------
    Construction (0.70%)
      *Cimpor Cementos de Portugal SA .............      270,000       5,812,706
       Hollandsche Beton Groep NV .................       40,191       8,331,514
       Lone Star Industries, Inc. .................       61,326       2,261,396
       Martin Marietta Materials Inc. .............      209,100       4,861,575
                                                                    ------------
                                                                      21,267,191
                                                                    ------------
    Consumer Products & Services (3.43%)
       B.A.T Industries PLC .......................    1,235,000      10,260,989
      *BIC SA .....................................        6,414         962,409
       CarnaudMetalbox Asia Ltd. ..................      334,000         930,894
       Dial Corp. .................................      612,900       9,040,275
       Esselte AB, A Shares .......................      439,196       9,981,947
       RJR Nabisco Holdings Corp. .................      101,300       3,444,200
       Sophus Berendsen A/S, A Shares .............       73,985       9,548,073
       Sophus Berendsen A/S, B Shares .............      276,553      35,596,396
      *U.S. Industries, Inc. ......................      150,500       5,173,438
       Vendome Luxury Group PLC ...................    2,068,169      18,813,132
                                                                    ------------
                                                                     103,751,753
                                                                    ------------
   Entertainment & Media (4.79%)
      *BHC Communications, Inc. ...................       58,600       5,940,575
       Comcast Corp., Class A .....................       30,000         528,750
       Comcast Corp., Class A, Special
        Non-Voting ................................      358,100       6,378,656
       EMI Group PLC ..............................    1,423,655      33,778,089
      *Metromedia International
        Group Inc. ................................      900,000       8,887,500
      *Pathe SA ...................................       52,767      12,721,070
       Shaw Brothers Ltd. .........................    4,704,700       5,596,127
      *U S West, Inc.,- Media Group................    1,350,400      24,982,400
       Yorkshire-Tyne Tees TV Holdings,
        PLC .......................................    1,350,000      28,214,616
      *Young Broadcasting Corp., Class A ..........      608,000      17,784,000
                                                                    ------------
                                                                     144,811,783
                                                                    ------------
   Financial Services (2.57%)
       Bear Stearns Companies, Inc. ...............      109,245       3,045,204
      *Capital Factors Holding, Inc. ..............      500,000       6,250,000
      *Cityscape Financial Corp. ..................      523,000      13,728,750
      *Compagnie de Suez SA .......................      459,985      19,570,432
       Dean Witter, Discover & Co. ................      218,300      14,462,375
       Eaton Vance Corp. ..........................      172,000       8,191,500
       Finova Group Inc. ..........................       62,100       3,989,925
       Liberty Financial Companies, Inc. ..........       93,150       3,621,206
      *SPS Transaction Services Inc. ..............      320,500       4,887,625
                                                                    ------------
                                                                      77,747,017
                                                                    ------------
   Food & Beverages (2.76%)
       Cadbury Schweppes PLC ......................      809,876       6,832,904
       Cultor Oy, Series 1 ........................      135,600       7,369,565
       Farmer Brothers Co. ........................       65,202       9,910,704
       Heineken Holding NV ........................       56,185       8,786,533
      *Lotte Confectionary Co. Ltd. ...............        6,130         710,935
       Nutricia Verenigde Bedrijven NV ............       49,230       7,485,013
       Rieber & Son AS, Class B ...................      641,400      18,503,857
      *Sizzler International, Inc. ................    1,206,100       3,467,538
      *Stroh Brewing Co., Warrants ................       21,205         206,749
       Societe Sucriere de Pithiviers SA ..........       11,568       7,161,674
       Van Melle NV ...............................      157,614      12,963,329
                                                                    ------------
                                                                      83,398,801
                                                                    ------------
   Healthcare (4.39%)
      *Apria Healthcare Group Inc. ................    1,383,900      25,948,125
      *Beverly Enterprises, Inc. ..................      798,100      10,175,775
      *FHP International Corp. ....................      356,500      13,235,063
      *Foundation Health Corp. ....................      409,700      13,007,975
      *Health Systems International, Inc. .........      298,200       7,380,450
      *Horizon/CMS Healthcare Corp. ...............      631,200       7,968,900
       Instrumentarium Group, Series A ............       99,300       3,639,561
       Instrumentarium Group, Series B ............      319,000      11,650,435
      *Laboratory Corp. of America,
        Warrants ..................................       53,685           5,033
      *Mid Atlantic Medical Services, Inc. ........      641,000       8,573,375
      *Novartis A G ...............................          533         610,053
      *Novartis A G, Registered ...................        5,390       6,173,231
      *Tenet HealthCare Corp. .....................      339,300       7,422,188
      *Vencor Inc. ................................      532,200      16,830,825
                                                                    ------------
                                                                     132,620,989
                                                                    ------------
   Industrial (5.40%)
       Aker A/S, Series A .........................      755,000      16,809,345
       Aker A/S, Series B .........................    2,701,000      54,629,821
       Bucher Holding AG, Bearer ..................       11,413       7,844,572

                                                         Number        Value
                                                        of Shares     (Note A)
                                                       -----------  ------------

       CGIP-Compagnie Generale Industrie
        de Participation ..........................       63,763     $17,597,850
       Compagnie Fives-Lille ......................       58,176       5,497,828
       Federal Mogul Corp. ........................       83,000       1,826,000
      *Hexagon AB, Class B ........................       29,000         690,998
      *LucasVarity PLC ............................    4,400,213      16,771,977
      *Lyonnaise des Eaux SA ......................      113,520      10,572,576
(A)(R)*MB-Motori, L.L.C ...........................      557,863       1,197,230
       Marine-Wendel SA ...........................      112,118      10,292,800
       Shaw Industries Ltd., Class A ..............      436,800       8,834,552
       Shaw Industries Ltd., Class B ..............        2,200          43,372
       SIG Swiss Industrial Company
        Holding Ltd., Bearer ......................        3,925       9,940,792
       SIG Swiss Industrial Company
        Holding Ltd., Registered ..................          690         837,692
                                                                    ------------
                                                                     163,387,405
                                                                    ------------
   Insurance (5.34%)
      *20th Century Industries ....................      109,000       1,839,375
      *Alleghany Corp. ............................       43,394       9,199,528
       Allmerica Property & Casualty
        Companies, Inc. ...........................      421,800      12,812,175
       Argonaut Group, Inc. .......................       43,983       1,352,477
       Arthur J Gallagher Co. .....................      459,500      14,244,500
       Assurances Generales de France .............      190,610       6,157,604
      *Axa SA .....................................      177,200      11,277,917
       General RE Corp. ...........................       48,808       7,699,462
       Home Beneficial Corp., Class B .............      407,799      15,445,387
       Koelnische Rueckversicherungs AG ...........       16,757      12,525,544
      *La France SA ...............................       13,540       2,927,356
       National Security Group, Inc. ..............       48,430         635,644
       Old Republic International Corp. ...........      441,850      11,819,488
       Provident Companies, Inc. ..................      333,100      16,113,713
       PXRE Corp. .................................      193,700       4,794,075
       Reliable Life Insurance Company,
        Class A ...................................       23,814       1,631,259
       Royal & Sun Alliance Insurance
        Group PLC .................................    2,820,245      21,547,766
       SAFECO Corp. ...............................      154,000       6,073,375
       SCOR SA ....................................       98,615       3,471,020
                                                                    ------------
                                                                     161,567,665
                                                                    ------------
   Investment Companies (4.39%)
        Alliance Global Environment
         Fund, Inc. ...............................      164,600       2,057,500
        Asean Fund Ltd. ...........................      290,800       4,798,200
        Austria Fund, Inc. ........................      349,300       3,143,700
        Central European Equity Fund Inc. .........      364,000       7,189,000
        Forvaltnings AB Ratos, B Shares ...........      948,600      31,991,613
        G.T. Global Developing Markets
         Fund .....................................      154,400       1,794,900
        Growth Fund of Spain, Inc. ................      138,500       1,765,875
        JF Asia Select Ltd. .......................      760,000       1,130,002
        JF Indonesia Fund Inc. ....................    1,407,000       1,637,210
        John Hancock Bank & Thrift
         Opportunity Fund .........................      639,900      19,676,925
        Mercury European Privatisation
         Trust PLC.................................   15,369,216      28,303,538
       *Mercury European Privatisation
         Trust PLC, Warrants ......................    6,135,000       3,152,945
        New Age Media Fund, Inc. ..................      233,500       2,918,750
        New Germany Fund Inc. .....................      932,600      12,473,525
    (A)*Regent Kingpin Chile Value Fund ...........      212,505       8,119,816
    (A)*Regent Kingpin Chile Value Fund,
         Warrants .................................       16,347             163
        Societe Eurafrance SA .....................        3,015       1,303,689
      United Corporations Ltd. ....................       35,919       1,153,982
                                                                    ------------
                                                                     132,611,333
                                                                    ------------
  Metals (0.38%)
     *Algoma Steel Inc. ...........................    1,526,003       7,799,658
     *WHX Corp. ...................................      410,800       3,645,850
                                                                    ------------
                                                                      11,445,508
                                                                    ------------
  Natural Resources (8.41%)
     *AO Tatneft ..................................      200,000       9,600,000
     *Aviva Petroleum Inc., Depository
       Shares .....................................      201,788         781,930
     *Aviva Petroleum, Inc. .......................      385,000         230,839
     *Bouygues Offshore SA, ADR ...................      220,000       2,832,500
     *Energy Ventures, Inc. .......................      180,703       9,193,265
      ENSERCH Corp. ...............................    1,794,700      41,278,100
  (A)*Pacific Forest Products Ltd. ................    3,689,400      48,489,796
      Penn Virginia Corp. .........................      168,450       7,875,038
      Saga Petroleum A/S, A Shares ................      888,400      14,904,170
      Saga Petroleum A/S, B Shares.................    1,295,500      20,312,010
      Southwest Gas Corp. .........................      400,800       7,715,400
      Shell Transport & Trading Co. ...............      275,000       4,753,400
      Societe Elf Aquitane SA .....................      378,000      34,431,900
      Societe Elf Aquitaine SA, ADR ...............      135,000       6,108,750

                                                         Number        Value
                                                        of Shares     (Note A)
                                                       -----------  ------------

      Timberwest Forest Ltd. ......................     1,353,800   $ 18,287,248
      Transocean Offshore Inc. ....................       437,984     27,428,748
                                                                    ------------
                                                                     254,223,094
                                                                    ------------
   Printing & Publishing (6.31%)
   (A)*A Pressen AS, A Shares .....................       537,200     13,055,190
       Aamulehti Yhtymae Oy-II ....................       420,500     12,797,826
       Cognizant Corp. ............................       248,600      8,203,800
       De Telegraaf Holding NV ....................       760,800     16,040,035
       Dun & Bradstreet Corp. .....................       248,600      5,904,250
       Euromoney Publications PLC .................       550,450     13,248,745
       John Fairfax Holdings Ltd. .................    10,812,889     24,494,662
       Midland Independent
        Newspapers PLC ............................       750,000      1,683,112
       Mirror Group PLC ...........................     4,868,800     17,932,504
       Pearson PLC ................................     1,571,000     20,171,044
       Southam Inc. ...............................     3,105,300     43,193,724
       United News & Media PLC ....................     1,188,318     14,188,811
                                                                    ------------
                                                                     190,913,703
                                                                    ------------
   Real Estate (2.49%)
       Alexander Haagen Properties, Inc. ..........       556,700      8,211,325
       Crown American Realty Trust ................       368,100      2,760,750
      *Fastighets AB Tornet, A Shares .............       618,394      9,430,262
       Heba Fastighets AB, B Shares ...............        66,200        742,582
      *Lodet Fastighets AB ........................       216,000        221,706
(A)(R)*MSCW Investors II, L.L.C ...................    10,438,000     17,881,248
      *Nackebro Fastighets AB, A Shares ...........       478,200      8,203,905
       San Juan Basin Royalty Trust ...............       482,900      3,983,925
       Santa Anita Realty Enterprises Inc. ........       271,300      7,121,625
      *TrizecHahn Corp., Class A
        Warrants ..................................     1,131,530      4,833,303
(A)(R)*Value Property Trust .......................     1,101,955     12,038,858
(A)(R)*Value Property Trust, Warrants .............         6,874          1,473
                                                                    ------------
                                                                      75,430,962
                                                                    ------------
   Retail (2.92%)
       Coles Myer Ltd. ............................     8,975,667     36,955,691
       Delchamps, Inc. ............................       219,179      4,246,593
      *Hills Stores Co. ...........................        67,393        404,358
      *Homeland Holding Corp. .....................       106,196        902,666
      *Payless Shoesource, Inc. ...................        17,100        641,250
       Sears Canada Inc. ..........................       896,700      6,743,828
      *Service Merchandise Co., Inc. ..............       372,300      1,582,275
      *Waban Inc. .................................     1,413,800     36,758,800
                                                                    ------------
                                                                      88,235,461
                                                                    ------------

                                                         Number
                                                       of Shares
                                                      or Principal     Value
                                                         Amount       (Note A)
                                                      -----------   ------------
   Transportation (4.44%)
       Burlington Northern Santa Fe Corp. .........         5,000   $    431,875
       Caliber Systems Inc. .......................     1,048,400     20,181,700
       Canadian National Railway Co. ..............       133,500      5,073,000
      *Continental Airlines, Inc., Class B ........       236,600      6,683,950
       Florida East Coast Industries Inc. .........       120,100     10,493,738
      *Fritz Companies, Inc. ......................     1,296,300     16,527,825
       General Motors Corp. .......................       178,800      9,968,100
      *Landstar System Inc. .......................       441,200     10,257,900
      *M.S. Carriers, Inc. ........................       320,600      5,129,600
   (A) MIF Ltd. ...................................       322,875      5,214,193
       Railtrack Group PLC, Partly Paid ...........     2,023,000     13,429,138
       Ryder Systems, Inc. ........................       510,500     14,357,813
   (A)*Smithway Motor Xpress Corp. ................       350,000      2,843,750
   (A)*Transport Corp. of America, Inc. ...........       385,000      4,138,750
       Volvo AB, B Shares .........................       432,970      9,554,753
                                                                    ------------
                                                                     134,286,085
                                                                    ------------
       TOTAL COMMON STOCK &
        OTHER EQUITY INTERESTS ....................                2,355,621,060
                                                                   -------------
   PREFERRED STOCK (1.20%)
      *Gentra Inc., Pfd. G ........................       139,500      1,838,542
      *Granite Broadcasting Corp.,
        Series A Conv. Pfd. .......................       135,000      7,627,500
   (A)*First Union Real Estate Equity
        & Mortgage Investments,
        Series A Conv. Pfd. .......................       554,000     22,298,500
      *Hills Stores Co., Pfd. .....................        17,136        103,887
      *Supermarkets General Holdings
        Corp., $3.52 Pfd. .........................       180,200      4,505,000
                                                                    ------------
                                                                      36,373,429
                                                                    ------------

   CORPORATE BONDS AND NOTES (1.36%)
       Aamulehti Yhtymae Oy, Conv.,
        6.00%, 11/19/98.........................FIM     8,538,000      6,496,304
       Acindar Industria Argentina de Aceros
        SA, Floating Rate, 11/12/98................   $ 7,400,000      7,252,000
       American Restaurant Group,
        13.00%, 9/15/98............................     6,560,000      4,246,944
       Consorcio G Grupo Dina SA
        8.00%, 8/08/04 ............................     3,165,000      1,993,950
      *Consorcio G Grupo Dina SA,
        0/12.00%, 11/15/02 ........................     2,400,000      1,992,000
      *Gentra Inc., Series A,
        7.50%, 12/31/01..........................CAD    4,296,500      3,921,452

                                                        Principal       Value
                                                         Amount       (Note A)
                                                       -----------  ------------

      *Gentra Inc., Series B,
        7.50%, 12/31/01..........................CAD      428,152   $    328,254
       Homeland Stores Inc.,
        10.00%, 8/01/03 ...........................  $    822,000        756,240
       Olivetti International NV,
        3.75%, 12/31/99, conv..................ITL 23,000,000,000     14,185,356
                                                                    ------------
                                                                      41,172,500
                                                                    ------------

   BONDS AND NOTES IN REORGANIZATION (2.24%)
      *Anchor Glass, Container Corp. ..............
        9.875%, 12/15/08 ..........................     1,852,000        101,860
      *Anchor Glass, Container Corp. ..............
        9.91%, 7/15/99 ............................     4,171,729      4,359,457
      *Anchor Glass, Container Corp. ..............
        10.25%, 6/30/02 ...........................     3,987,000      3,189,600
      *CIS Corp., Bank Claim ......................     1,927,860        592,239
      *CIS Corp., Bank Claim, Class 7
        Escrow Receipts ...........................     2,126,507         49,760
      *CIS Corp., Bank Claim, Class 9
        Escrow Receipts..............13,824,792 ...       107,833
      *Confederation Treasury Services
        Ltd., Swap...............................CAD   11,229,833      4,632,803
      *Confederation Treasury Services
        Ltd., 9.50%, 6/10/97.....................CAD      385,000        165,857
      *Confederation Treasury Services
        Ltd., 9.50%, 7/30/97.....................GBP    4,500,000      4,548,258
      *Confederation Treasury Services,
        Ltd., 10/27/04...........................GBP    8,000,000      1,250,000
      *Confederation Treasury Services
        Ltd., 3/11/04............................GBP    5,500,000        859,375
      *Dow Corning Corp., Bank Claim...............     1,241,480      1,359,421
      *Dow Corning Corp., Bank Debt................     3,250,000      3,558,750
      *Dow Corning Corp., Swap ....................     6,938,674      6,591,741
      *Dow Corning Corp.,
        8.15%, 10/15/29 ...........................       500,000        535,000
      *Dow Corning Corp.,
        9.375%, 2/01/08 ...........................       100,000        109,500
      *Dow Corning Corp., Medium Term
        Note, 8.55%, 3/1/00 .......................     2,705,000      2,934,925
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche A.....................GBP    4,000,000      2,672,423
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche A1....................GBP    1,600,000      1,068,969

                                                        Principal
                                                         Amount
                                                        or Number      Value
                                                        of Shares     (Note A)
                                                       -----------  ------------
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche B......................GBP   1,237,536    $   826,805
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche B1.....................GBP     566,871        378,730
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche C......................FRF   2,800,000        210,608
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche E......................FRF  16,000,000      1,203,472
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche E......................ECU     125,500         61,445
      *Eurotunnel Finance Limited,
        Bank Debt, Tranche E1.....................FRF   7,000,000        526,519
      *Foxmeyer Health Corp.,
        Reclamation Trade Claim.....................  $ 1,991,115      1,294,225
      *Foxmeyer Health Corp.,
        Trade Claim ................................    3,541,533        424,984
      *Heilman Acquisition Corp.,
        9.625%, 1/31/04.............................  $ 7,550,000            755
      *Isosceles PLC., Facility B
        Term Loan, 2001...........................GBP     993,553        229,776
      *Merisel Inc., Bank Debt .....................    4,771,641      4,413,768
      *Merisel Inc., 12.50%, 12/31/04 ..............    4,225,000      2,556,125
      *Sizzler International, Inc.,
        Bank Debt #1 ...............................    1,734,500      1,647,775
      *Sizzler International, Inc.,
        Bank Debt #2 ...............................    6,940,500      6,593,475
      *SouthEast Banking Corp.,
        0%, 12/16/96 ...............................      400,000        232,000
      *SouthEast Banking Corp.,
        0%, 11/10/97 ...............................    5,800,000      3,364,000
      *SouthEast Banking Corp.,
        6.50%, 3/15/99 .............................      700,000        406,000
      *SouthEast Banking Corp.,
        10.50%, 4/11/01 ............................    7,800,000      4,524,000
                                                                    ------------
                                                                      67,582,233
                                                                    ------------
   COMPANIES IN LIQUIDATION (0.13%)
      *City Investing Co.,
        Liquidating Trust ..........................      100,000         93,750
      *MBO Properties Inc. .........................      241,144        542,574
      *Petrie Stores Liquidating Trust,
        Certificate of Beneficial Interest .........    1,213,700      3,337,675
                                                                    ------------
                                                                       3,973,999
                                                                    ------------

                                                        Principal       Value
                                                         Amount       (Note A)
                                                       -----------  ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (15.14%)
       Federal Home Loan Bank System,
         5.350%, 1/06/97............................   $ 1,000,000   $   999,257
         5.260%, 1/21/97 ...........................     2,300,000     2,293,279
         5.270%, 2/13/97 ...........................     1,000,000       993,705
         5.240%, 2/14/97 ...........................     1,000,000       993,596
         5.240%, 2/20/97 ...........................     1,500,000     1,489,083
         5.460%, 2/27/97 ...........................     2,500,000     2,478,387
         5.400%, 3/03/97 ...........................     7,400,000     7,332,290
         5.500%, 3/04/97 ...........................     8,900,000     8,819,375
         5.180%, 3/05/97 ...........................     8,500,000     8,419,972
         5.490%, 3/12/97............................    22,300,000    22,066,720
         5.220%, 4/02/97............................    14,000,000    13,813,856
         5.600%, 4/07/97............................    12,500,000    12,323,000
         5.220%, 4/08/97............................    10,000,000     9,858,270
         5.280%, 4/10/97 ...........................     4,000,000     3,941,152
         5.330%, 4/14/97 ...........................     6,500,000     6,402,181
         5.270%, 4/18/97 ...........................     5,000,000     4,921,830
         5.370%, 4/29/97 ...........................     5,000,000     4,913,795
         5.300%, 4/30/97 ...........................     5,000,000     4,913,065
         5.540%, 5/06/97............................    19,500,000    19,145,880
         5.320%, 5/23/97 ...........................     4,400,000     4,309,232
         5.580%, 5/27/97............................    17,200,000    16,835,171
         5.330%, 6/23/97............................    10,000,000     9,749,150
         5.350%, 6/24/97 ...........................     4,500,000     4,385,596
         5.220%, 7/23/97............................    30,000,000    29,111,880
         5.120%, 8/04/97 ...........................     5,000,000     4,843,230
         5.170%, 8/08/97............................    18,000,000    17,433,882
         5.150%, 9/05/97............................    18,000,000    17,351,622
         5.280%, 9/10/97 ...........................     1,100,000     1,059,575
         5.220%, 9/12/97............................    11,500,000    11,074,017

       Federal Home Loan Mortgage Corp.,
         5.220%, 2/03/97 ...........................     2,000,000     1,990,430

       Federal National Mortgage Association,
         5.500%, 1/14/97............................    12,000,000    11,976,167
         5.230%, 1/17/97 ...........................     1,500,000     1,496,513
         5.280%, 2/07/97 ...........................     2,000,000     1,989,147
         5.220%, 2/19/97 ...........................     2,300,000     2,283,658
         5.480%, 3/14/97 ...........................     5,500,000     5,442,140
         5.490%, 3/24/97............................    14,000,000    13,828,444
         5.260%, 4/03/97............................    10,000,000     9,864,560
         5.330%, 4/11/97 ...........................     5,300,000     5,222,562

                                                       Number of
                                                   Shares, Contracts,
                                                     or Principal        Value
                                                        Amount         (Note A)
                                                   ----------------- -----------


         5.280%, 4/28/97............................   $ 5,000,000  $  4,914,525
         5.420%, 5/09/97 ...........................     8,500,000     8,339,520
         5.240%, 5/16/97............................    10,500,000    10,294,074
         5.460%, 6/02/97 ...........................     8,000,000     7,823,680
         5.230%, 6/06/97............................    15,000,000    14,660,700
         5.250%, 6/16/97 ...........................     5,500,000     5,366,091
         5.490%, 6/17/97............................    18,700,000    18,247,180
         5.250%, 6/30/97 ...........................     3,200,000     3,116,480
         5.860%, 7/03/97 ...........................     9,000,000     9,020,232
         5.340%, 7/07/97............................    18,500,000    17,998,373
         5.260%, 7/08/97............................    10,000,000     9,727,400
         5.420%, 7/11/97............................    17,500,000    17,015,338
         5.265%, 8/08/97 ...........................     2,500,000     2,420,158
         5.120%, 9/19/97 ...........................     6,000,000     5,777,280
         5.235%, 9/24/97............................    17,400,000    16,726,951
                                                                    ------------
                                                                     457,813,651
                                                                    ------------
   OPTIONS (0.46%)
   (R)*Cityscape Financial Corp.,
        January/20/Call ............................         5,930    14,009,625
                                                                    ------------

     TOTAL INVESTMENTS IN
      SECURITIES (98.44%) ..........................              $2,976,546,497
                                                                  ==============
   SECURITIES SOLD SHORT (0.42%)
      *DST Systems Inc. ............................       402,000   $12,612,750
                                                                    ------------
   WHEN ISSUED SECURITIES SOLD SHORT (0.01%)
      *NCR Corp. ...................................        10,000       333,750
                                                                    ------------
       TOTAL SECURITIES SOLD
        SHORT AND WHEN ISSUED
        SECURITIES SOLD SHORT (0.43%) ...............             $   12,946,500
                                                                  ==============
   *Non-income producing securities
   (A) Affiliated issuers.
   (R) Restricted securities.
   The percentage shown for each investment category is the total value of that category expressed as a percentage of total net assets of the Fund.

Currency Type Abbreviations:

Principal amount is stated in United States dollars unless otherwise noted.

      ECU    --     European currency unit
      AUD    --     Australian dollar
      GBP    --     British pound
      CAD    --     Canadian dollar
      DKK    --     Danish krone
      NLG    --     Dutch guilder
      FIM    --     Finnish markka
      FRF    --     French franc
      DEM    --     German mark
      HKD    --     Hong Kong dollar
      ITL    --     Italian lira
      NOK    --     Norwegian krone
      PTE    --     Portuguese  escudo
      SGD    --     Singapore dollar
      ESP    --     Spanish peseta
      SEK    --     Swedish krona
      CHF    --     Swiss franc

   Distribution of investments by country:

   As a percentage of total investments in securities

      United States........................         51.9%
      United Kingdom.......................         11.5
      France...............................          6.3
      Canada...............................          5.9
      Norway...............................          5.5
      Sweden...............................          5.2
      Australia............................          2.1
      Netherlands..........................          2.0
      Hong Kong............................          1.9
      Denmark..............................          1.6
      Germany..............................          1.5
      Finland..............................          1.4
      Switzerland..........................          1.2
      Other (individually less than 1%)....          2.0
                                                   -----
      Total................................        100.0%
                                                   =====

See notes to financial statements.

                              MUTUAL DISCOVERY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1996

                                     ASSETS

Investments in Securities, at Value
     Unaffiliated Issuers (Cost $2,449,511,357) .................................  $2,784,906,097
     Controlled Affiliated Issuers (Cost $35,665,548) ...........................      38,211,785
     Non Controlled Affiliated Issuers (Cost $128,392,703) ......................     153,428,615
                                                                                   --------------   $2,976,546,497
Cash ............................................................................                        3,331,571
Receivables:
     Investment Securities Sold .................................................                       40,566,366
     Capital Stock Subscribed ...................................................                       13,485,926
     Dividends ..................................................................                        5,519,437
     Interest ...................................................................                        1,324,212
     Fee Reimbursed .............................................................                          641,276
Other Assets ....................................................................                            3,382
Deposits with Brokers for Securities Sold Short .................................                       20,711,263
                                                                                                    --------------
         TOTAL ASSETS ...........................................................                    3,062,129,930
                                                                                                    --------------
                                   LIABILITIES
Payables:
     Investment Securities Purchased ............................................                       13,607,767
     Capital Stock Repurchased ..................................................                        2,386,342
     Investment Advisory Fee ....................................................                        1,943,661
     Accrued Expenses and Other Liabilities .....................................                          994,589
     Net Payable for Foreign Currency Exchange Contracts ........................                        6,714,327
Securities Sold Short and When Issued Securities Sold Short,
  at Value (Proceeds Receivable $12,584,373) ....................................                       12,946,500
                                                                                                    --------------
         TOTAL LIABILITIES ......................................................                       38,593,186
                                                                                                    --------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK ..............................                   $3,023,536,744
                                                                                                    ==============
                            COMPOSITION OF NET ASSETS
Paid In Capital .................................................................                   $2,616,046,060
Distributions in Excess of Net Investment Income ................................                       (4,135,091)
Accumulated Net Realized Gain on Investments and Foreign Currency
  Transactions ..................................................................                       55,664,483
Net Unrealized Appreciation of Investments, Securities Sold Short
  and Options Written ...........................................................                      362,614,762
Net Unrealized Depreciation of Foreign Currency Exchange Contracts
  and Dividends .................................................................                       (6,653,470)
                                                                                                    --------------
         TOTAL NET ASSETS .......................................................                   $3,023,536,744
                                                                                                    ==============
Class Z
     Net Asset Value per Share (Offering and Redemption Price per Share)
  ($2,975,595,800 / 173,179,167 shares outstanding) .............................                   $        17.18
                                                                                                    ==============
Class I
     Net Asset Value per Share ($29,903,210 / 1,743,246 shares outstanding) .....                   $        17.15
                                                                                                    ==============
     Maximum Offering Price ($17.15 / 95.50%) ...................................                   $        17.96
                                                                                                    ==============
Class II
     Net Asset Value per Share ($18,037,734 / 1,050,641 shares outstanding) .....                   $        17.17
                                                                                                    ==============
     Maximum Offering Price ($17.17 / 99.00%) ...................................                   $        17.34
                                                                                                    ==============

                              MUTUAL DISCOVERY FUND
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME:
Income:
     Dividends -- Unaffiliated Issuers
       (Net of Foreign Withholding -- $3,103,943)................................     $48,046,466
     Dividends-- Non Controlled Affiliated Issuers
       (Net of Foreign Withholding -- $6,189)....................................         795,896
     Interest....................................................................      22,462,789
                                                                                      -----------
TOTAL INCOME.....................................................................                     $ 71,305,151
Expenses:
     Investment Advisory Fees....................................................      17,795,530
     Shareholder Servicing Costs.................................................       1,831,159
     Administrative..............................................................       1,232,465
     Distribution Fees
       Class I...................................................................           6,634
       Class II..................................................................          12,377
     Custodian Fees..............................................................         409,774
     Registration and Filing Fees................................................         258,297
     Shareholder Reports.........................................................         185,407
     Legal Fees..................................................................         129,130
     Auditing Fees...............................................................          70,475
     Insurance...................................................................          38,413
     Directors' Fees and Expenses................................................          31,253
     Miscellaneous...............................................................          29,581
                                                                                      -----------
TOTAL EXPENSES...................................................................                       22,030,495
                                                                                                      ------------
     Less Expenses Reimbursed....................................................                         (641,276)
TOTAL EXPENSES LESS REIMBURSEMENT................................................                       21,389,219
                                                                                                      ------------
         NET INVESTMENT INCOME...................................................                       49,915,932
                                                                                                      ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net Realized Gain on Investments and Foreign Currency Transactions
       in Unaffiliated Issuers...................................................                      192,500,004
     Net Realized Gain on Investments in Controlled and Non Controlled
  Affiliated Issuers.............................................................                       42,396,655
     Net Realized Loss on Securities Sold Short..................................                         (618,571)
     Net Realized Gain on Options Written........................................                           15,795
     Change in Unrealized Appreciation of Investments, Securities Sold Short,
  Options Written and Foreign Currency Transactions..............................                      199,749,620
                                                                                                      ------------
         NET GAIN ON INVESTMENTS.................................................                      434,043,503
                                                                                                      ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.......................................                     $483,959,435
                                                                                                      ============

See notes to financial statements.

                              MUTUAL DISCOVERY FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                               1996              1995
                                                                         ---------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net Investment Income ............................................  $    49,915,932   $    19,871,738
     Net Realized Gain on Investments and Foreign Currency Transactions      234,293,883        84,890,711
     Change in Unrealized Appreciation of Investments .................      199,749,620       129,809,314
                                                                         ---------------   ---------------
         NET INCREASE IN NET ASSETS
              FROM OPERATIONS .........................................      483,959,435       234,571,763
                                                                         ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net Investment Income
       Class Z ........................................................      (49,056,367)      (11,920,757)
       Class I ........................................................         (316,033)               --
       Class II .......................................................         (193,382)               --
     Net Realized Gain on Investments
       Class Z ........................................................     (214,035,299)      (66,854,127)
       Class I ........................................................       (1,188,595)               --
       Class II .......................................................         (756,559)               --
                                                                         ---------------   ---------------
         TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................     (265,546,235)      (78,774,884)
                                                                         ---------------   ---------------
CAPITAL STOCK TRANSACTIONS:
       Class Z ........................................................    1,385,295,943       489,092,918
       Class I ........................................................       30,918,577                --
       Class II .......................................................       18,687,584                --
                                                                         ---------------   ---------------

NET INCREASE IN NET ASSETS ............................................    1,653,315,304       644,889,797
NET ASSETS:
     Beginning of Year ................................................    1,370,221,440       725,331,643
                                                                         ---------------   ---------------
     End of Year -- Including Distributions in Excess of Net Investment
       Income of $4,135,091 and $4,232,205, respectively ..............  $ 3,023,536,744   $ 1,370,221,440
                                                                         ===============   ===============

See notes to financial statements.

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

     Mutual Discovery Fund is a portfolio of Franklin Mutual Series Fund Inc. (the "Series Fund"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Series Fund currently consists of five portfolios: Mutual Discovery Fund, Mutual Shares Fund, Mutual Qualified Fund, Mutual Beacon Fund and Mutual European Fund. Each of these portfolios is considered to be a separate entity for financial reporting and Federal income tax purposes. The financial statements and notes include operations with respect to Mutual Discovery Fund (the "Fund") only.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

     Security Valuation: Investments in securities and securities sold short that are listed on an exchange or the NASDAQ national market or other securities traded in the over-the-counter market are valued at the last reported sales price on the day of valuation; however, if there are no sales on that day, such securities are valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by management under the direction of the Board of Directors. Fair value reflects what management believes is the bid price for the securities and is based on estimates and assumptions deemed relevant under the circumstances. Actual results could differ from these estimates. Temporary investments are valued at the prevailing market value.

     Restricted Securities: The Fund invests in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by management under the direction of the Board of Directors. It is the Fund's policy that no more than 15%, as determined at the time of investment, of the value of the Fund's assets be invested in restricted securities.

     Foreign Securities: The value of foreign securities is converted into U.S. dollars at the rate of exchange prevailing on the day of valuation. Purchases and sales of foreign securities, as well as income and expenses relating to such securities, are converted at the prevailing rate of exchange on the respective date of such transactions.

     Foreign Exchange Contracts: The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in foreign currencies against fluctuations in relative value. Foreign Exchange contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Options Written: When the Fund writes an option, the premium received is recorded as a liability with subsequent daily adjustment to current market value. When the Fund enters into a closing transaction or the option expires or is exercised, the Fund realizes a gain or loss, and the liability is eliminated. All securities covering outstanding options are held in a

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

segregated account by the custodian bank.

     Securities Sold Short: The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

     The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a cash deposit with the broker having a value equal to a specified percentage of the value of the securities sold short.

     Securities Transactions and Investment Income: Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income, including original issue discount, where applicable, is recorded on the accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

     Dividends and Distributions to Shareholders: Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Federal Income Taxes: The Fund qualifies, and intends to continue to meet the requirements for qualification, as a regulated investment company, as defined in applicable sections of the Internal Revenue Code ("Code"). By complying with Code provisions, the Fund is relieved from Federal income tax provided that substantially all of its taxable income is distributed to shareholders. Therefore, no Federal income tax provision has been provided.

NOTE B -- MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

     On October 31, 1996, pursuant to an agreement between Franklin Resources, Inc. (FRI) and Heine Securities Corporation ("Heine"), the investment adviser, the assets of Heine were acquired by Franklin Mutual Adviser, Inc. ("FMA") a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

NOTE C -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Certain officers of the Fund are also directors or officers of FMA, Franklin Templeton Distributors, Inc. ("FTD") and Franklin Templeton Investor Services, Inc. ("FTIS"), the Fund's investment adviser, principal underwriter for Class I and II, and transfer agent, respectively.

     For the period ended December 31, 1996, the Advisers received fees of $17,795,530 for investment management and advisory services under the investment advisory agreements. The fee was paid monthly based on average daily net assets at the annual rate of eight-tenths of one percent. Prior to November 1, 1996, administrative personnel and services were

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

provided at approximate cost by Heine. On November 1, 1996 Franklin Templeton Services, Inc. became the Fund's administrative manager. The Fund pays FTSI monthly its allocated share of an administrative fee of 0.15% per annum on the first $200 million of the Series Fund's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million and 0.075% per annum of such average net assets in excess of $1.2 billion. The Fund paid FTSI fees of $380,772 through December 31, 1996. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions and expenses of an extraordinary nature. The Franklin Group and FMA have also voluntarily reimbursed the Fund for additional 1996 expenses of $364,585. The total of all reimbursements is set forth in the statement of operations. For the period ended December 31, 1996, FTD received net commissions of $41,905 from the sale of the Fund's shares and FTIS received fees of $423,734.

     Clearwater Securities, Inc. ("Clearwater") is a registered securities dealer which is owned by Michael F. Price, President of FMA. Through October 31, 1996, the Fund executed certain security transactions with Clearwater and paid brokerage commissions totaling $384,267. Effective November 1, 1996, security transactions were no longer executed with Clearwater.

     Under the distribution plans for Class I and II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and II shares, respectively. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. There were no contingent deferred sales charge paid to FTD for the period ended December 31, 1996.

NOTE D -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from the sale of investment securities (excluding short-term investments) for the year ended December 31, 1996 aggregated $2,454,818,007 and $1,505,285,469, respectively.

     For Federal income tax purposes, the identified cost of investments at December 31, 1996 was $2,614,669,962. Net unrealized appreciation for all securities at December 31, 1996, based on cost, amounted to $361,876,535, consisting of aggregate gross unrealized appreciation of $408,534,943 and aggregate gross unrealized depreciation of $46,658,408. Transactions in options written during the year ended December 31, 1996 were as follows:

                                                         Principal
                                                         Amount or
                                                         Number of
                                                         Contracts     Premium
                                                         ---------     --------
Options written ....................................      270,330      $ 74,879
Options expired ....................................     (270,000)      (15,795)
Options terminated in closing transactions .........         (330)      (59,084)
Options exercised ..................................           --            --
                                                         --------      --------
Options outstanding at December 31, 1996 ...........        -0-           -0-
                                                         ========      ========

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE E -- RESTRICTED SECURITIES

     A summary of the restricted securities held at December 31, 1996 follows:

                                                       Acquisition
Name of Issuer                                            Date          Value
-------------                                          ----------       -----
Common Stock & Other Equity Interests
   Atlantic Bancorp, Class A ........................    6/08/95     $ 3,339,669
   Atlantic Bancorp, Class C ........................    6/08/95         199,950
   Bank of Rhode Island .............................    3/21/96       2,283,000
   Cityscape Financial Corp., January/20/Call .......   11/25/96      14,009,625
   Distribution Systems S.p.A .......................    9/27/96          20,669
   MB-Motori, L.L.C .................................   12/07/94       1,197,230
   MSCW Investors II, L.L.C .........................   12/27/95      17,881,248
   MWCR, L.L.C ......................................    2/21/95      10,902,934
   MWCR, Elettronica S.r.L ..........................    9/27/96          69,056
   Monarch Bancorp ..................................    3/29/95       6,800,000
   Sweda Industrie Elettroniche S.p.A ...............    9/27/96          20,669
   Value Property Trust .............................   12/31/93      12,038,858
   Value Property Trust, Warrants ...................    3/13/96           1,473
                                                                     -----------
Total restricted securities: (Cost $59,462,347)
  (2.27% of Net Assets) .............................                $68,764,381
                                                                     ===========

NOTE F-- INVESTMENT IN AFFILIATES*

                                 Balance of Shares                 Gross Sales   Balance of Shares       Value      Dividend Income
                                   Held Dec. 31,  Gross Purchases      and         Held Dec. 31,      December 31,  Jan. 1-Dec. 31,
Name of Issuer:                        1995        and Additions    Reductions          1996              1996           1996
------------------------         ---------------- --------------   -----------   -----------------    -----------   ---------------
Controlled Affiliates**
Distribution Systems S.p.A.......            0          500             --                 500       $    20,669           --
MB-Motori, L.L.C.................    9,144,410       1,819,516      10,406,063         557,863         1,197,230           --
MSCW Investors II, L.L.C.........   10,438,000              --          --          10,438,000        17,881,248           --
MWCR, L.L.C......................    4,167,000       6,735,934          --          10,902,934        10,902,934           --
MWCR, Elettronica S.r.L..........            0          69,056          --              69,056            69,056           --
Regent Kingpin Chile Value Fund..            0         212,505          --             212,505         8,119,816           --
Regent Kingpin Chile Value Fund,
  Warrants.......................            0          16,347          --              16,347               163           --
Sweda Industrie
  Elettroniche S.p.A.............            0             500          --                 500            20,669           --
                                                                                                     -----------      ----------
   Total Controlled Affiliates...                                                                    $38,211,785      $        0
                                                                                                     ===========      ==========

Non Controlled Affiliates
A Pressen AS, A Shares...........            0         537,200          --             537,200       $13,055,190      $   35,073
AHI Healthcare Systems, Inc......            0         828,800         828,800              --               ***           --
American National Bank Corp......      291,000          40,500         --              331,500         4,019,437           9,945
Atlantic Bancorp, Class A........      290,406           --            --              290,406         3,339,669           --
Atlantic Bancorp, Class C........       17,387           --            --               17,387           199,950           --

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

                                 Balance of Shares                 Gross Sales   Balance of Shares       Value      Dividend Income
                                   Held Dec. 31,  Gross Purchases      and         Held Dec. 31,      December 31,  Jan. 1-Dec. 31,
Name of Issuer:                        1995        and Additions    Reductions          1996              1996           1996
------------------------         ---------------- --------------   -----------   -----------------    -----------   ---------------
Aviva Petroleum Inc. ............      860,000            --           475,000         385,000               ***              --
Aviva Petroleum Inc.,
  Depositary Shares .............      255,188            --            53,400         201,788               ***              --
BNH Bancshares, Inc. ............    1,123,000            --           853,250         269,750       $ 2,967,250              --
Bank of Rhode Island ............            0         228,300            --           228,300         2,283,000              --
Bell Bancorp ....................      499,300            --           499,300              --               ***        $112,343
Cambrex Corp. ...................      388,400            --           388,400              --               ***          42,788
Civic BanCorp ...................      385,866            --              --           385,866         3,955,126              --
Continental Information
  Systems Inc. ..................      419,828           6,725            --           426,553           853,106              --
Elcor Corp. .....................      669,200            --           669,200              --               ***         115,814
First Union Real Estate Equity &
  Mortgage Investments,
Series A Conv. Pfd. .............            0         555,000           1,000         554,000        22,298,500              --
Goodmark Foods, Inc. ............      580,200          27,000         607,200              --               ***          47,496
Hamilton Financial Services Corp.      459,300            --           459,300              --               ***              --
ISB Financial Corp. .............      290,000         220,000            --           510,000         9,180,000         153,900
Lafayette American
  Bank & Trust Co. ..............      573,513            --           573,513              --               ***          86,027
Lafayette American
  Bank & Trust Co., Warrants ....       33,422            --            33,422              --               ***              --
Little Falls Bancorp ............            0         290,000            --           290,000         3,606,875          14,500
MIF Ltd. ........................      315,000           7,875            --           322,875         5,214,193          94,500
MDT Corp. .......................      274,700         127,200         401,900              --               ***              --
Mols-Linien A/S .................      170,635            --           170,635              --               ***              --
Monarch Bancorp .................      800,000       2,600,000            --         3,400,000         6,800,000              --
North Central Bancshares, Inc. ..            0         332,500            --           332,500         4,509,531          63,594
Pacific Forest Products Ltd. ....    1,202,000       2,487,400            --         3,689,400        48,489,796              --
Rancho Santa Fe National Bank ...      347,223            --              --           347,223         2,430,561              --
Smithway Motor Xpress Corp. .....            0         360,000          10,000         350,000         2,843,750              --
Tolland Bank ....................            0         100,300            --           100,300         1,203,600           3,009
TransTechnology Corp. ...........      193,300            --           193,300              --               ***          16,907
Transport Corp. of America, Inc.             0         385,000            --           385,000         4,138,750              --
Value Property Trust ............    1,101,955            --              --         1,101,955        12,038,858              --
Value Property Trust,
  Warrants ......................            0           6,874            --             6,874             1,473              --
Yorkshire-Tyne Tees TV
  Holdings, PLC .................    3,300,000            --         1,950,000       1,350,000               ***              --
                                                                                                    ------------        --------
   Total Non Controlled Affiliates                                                                  $153,428,615        $795,896
                                                                                                    ============        ========

   * Affiliated issuers, as defined in the Investment Company Act of 1940, are issuers in which the Fund held 5% or more of the out standing voting securities.
  ** Issuers in which the Fund owns 25% or more of the outstanding voting securities.
 *** As of December 31, 1996 no longer an affiliate.

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996

NOTE G -- FOREIGN CURRENCY EXCHANGE CONTRACTS

     At December 31, 1996, the Fund had various contracts which obligate the Fund to deliver currencies at specified future dates. Open contracts were as follows:

                                                                                                       Net Unrealized
 Sales           Contracts to Deliver    In Exchange for    Settlement Date          Value       Appreciation/(Depreciation)
 -----          ---------------------   ----------------    ---------------     --------------   ---------------------------
  AUD                79,043,941            $ 61,962,545         5/06/97         $   62,756,542           $  (793,997)
  CAD               229,705,979             172,777,642         5/30/97            169,227,716             3,549,926
  CHF                43,200,593              33,009,122         3/10/97             32,495,355               513,767
  DEM               354,563,532              23,656,549         3/18/97             23,158,160               498,389
  DKK               252,842,538              43,659,909         4/24/97             43,186,449               473,460
  ESP                31,008,999               2,439,517         2/18/97              2,392,829                46,688
  FIM               212,910,550              48,061,072         3/03/97             46,469,264             1,591,808
  FRF               838,989,380             163,489,637         2/28/97            162,341,733             1,147,904
  GBP                55,199,059              87,703,697         2/18/97             94,462,758            (6,759,061)
  GBP                38,000,000              63,024,900         3/18/97             64,981,330            (1,956,430)
  GBP                37,116,670              57,542,710         5/16/97             63,362,907            (5,820,197)
  GBP                38,000,000              62,836,800         6/18/97             64,806,758            (1,969,958)
  GBP                38,280,419              63,155,035         8/18/97             65,165,025            (2,009,990)
  HKD               332,168,829              42,958,606         1/10/97             42,947,203                11,403
  ITL            18,439,895,834              12,056,241         1/02/97             12,163,520              (107,279)
  ITL            18,439,895,833              11,961,143         7/02/97             12,086,100              (124,957)
  NLG                50,778,289              30,951,048         3/06/97             29,531,361             1,419,687
  NLG                34,201,325              20,331,495         3/17/97             19,888,038               443,457
  NLG                22,258,579              13,026,515         6/10/97             13,030,109                (3,594)
  NOK               500,000,000              78,187,306         3/10/97             78,639,783              (452,477)
  NOK               632,387,687              97,590,692         6/09/97             99,886,620            (2,295,928)
  PTE             1,489,900,000               9,556,767         1/17/97              9,605,661               (48,894)
  SEK               158,663,519              23,904,627         1/21/97             23,282,700               621,927
  SEK               224,102,022              33,775,738         2/18/97             32,926,488               849,250
  SEK               439,005,089              66,162,041         5/15/97             64,756,402             1,405,639
  SEK               230,512,129              34,838,983         8/15/97             34,143,617               695,366
  SGD                 1,229,307                 879,962         2/18/97                880,839                  (877)
                                         --------------                         --------------            -----------
                                         $1,359,500,299                         $1,368,575,267            (9,074,968)
                                         ==============                         ==============            -----------
Purchases
                    $ 8,653,335  AUD         10,866,626         5/06/97            $ 8,627,504               (25,831)
                      6,923,304  CAD          9,377,200         5/30/97              6,908,319               (14,985)
                      5,643,580  FIM         25,896,184         3/03/97              5,652,030                 8,450
                     32,903,322  GBP         20,707,214         5/16/97             35,349,863             2,446,541
                     12,040,415  ITL     18,439,895,834         1/02/97             12,163,520               123,105
                      5,578,299  NLG          9,688,170         3/06/97              5,634,394                56,095
                      4,218,087  PTE        661,424,238         1/17/97              4,264,324                46,237
                     19,281,712  SEK        130,318,476         1/21/97             19,123,274              (158,438)
                      5,125,468  SEK         33,945,459         2/18/97              4,987,482              (137,986)
                      2,335,595  SEK         15,952,116         5/15/97              2,353,048                17,453
                   ------------                                                   ------------           -----------
                   $102,703,117                                                   $105,063,758             2,360,641
                   ============                                                   ============           -----------
                                                                                                         $(6,714,327)
                                                                                                         ===========

Currency type abbreviations are explained on page 11.

                              MUTUAL DISCOVERY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1996


NOTE H -- CAPITAL STOCK

     Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I and Class II. All fund shares outstanding before that date were designated class Z shares. All classes of shares have the same rights, except for their initial sales load, distribution fees, voting rights affecting a single class and the exchange privilege of each class. At December 31, 1996, there were 400 million shares authorized ($0.001 par value). Transactions in capital stock were as follows:

                                                                        Class Z
                                              ------------------------------------------------------------
                                                                Year Ended December 31,
                                                          1996                          1995
                                               -----------------------------  ----------------------------
                                                 Shares           Amount          Shares        Amount
                                                 ------           -----           ------        ------
Shares sold ................................   92,579,326   $ 1,546,731,608    37,915,220   $ 564,612,584
Shares issued in reinvestment of dividends..   14,300,641       243,309,490     4,881,866      72,917,495
Shares redeemed ............................  (24,057,746)     (404,745,155)  (10,251,832)   (148,437,161)
                                              -----------   ---------------   -----------   -------------
  Net Increase .............................   82,822,221   $ 1,385,295,943    32,545,254   $ 489,092,918
                                              ===========   ===============   ===========   =============

                                                          Class I
                                               ------------------------------
                                                        For the period
                                                       November 1, 1996
                                                     to December 31, 1996
                                               -------------------------------
                                                     Shares        Amount
                                                     ------        ------
Shares sold ................................       1,741,544   $ 30,983,582
Shares issued in reinvestment of dividends..          78,256      1,329,570
Shares redeemed ............................         (76,554)    (1,394,575)
                                                  ----------   ------------
  Net Increase .............................       1,743,246   $ 30,918,577
                                                  ==========   ============

                                                         Class II
                                               --------------------------------
                                                        For the period
                                                       November 1, 1996
                                                     to December 31, 1996
                                               --------------------------------
                                                     Shares        Amount
                                                     ------        ------
Shares sold ................................       1,024,931   $ 18,275,196
Shares issued in reinvestment of dividends..          49,793        845,981
Shares redeemed ............................         (24,083)      (433,593)
                                                  ----------   ------------
  Net Increase .............................       1,050,641   $ 18,687,584
                                                  ==========   ============

                              MUTUAL DISCOVERY FUND
                              FINANCIAL HIGHLIGHTS

  (Selected data for a share of capital stock outstanding throughout each year)


                                                                                     Class Z
                                                          ----------------------------------------------------------
                                                                             Year Ended December 31,
                                                          ----------------------------------------------------------
                                                                1996           1995           1994          1993
                                                                ----           ----           ----          ----
Net Asset Value, Beginning of Year..................           $15.16         $12.55         $13.05        $10.00
                                                               ------         ------         ------        ------
   Income from Investment Operations:
   Net Investment Income............................              .34            .17            .15           .10
   Net Gain on Securities (realized and unrealized).             3.39           3.40            .32          3.48
                                                               ------         ------         ------        ------
     Total from Investment Operations...............             3.73           3.57            .47          3.58
                                                               ------         ------         ------        ------
   Less Distributions:
   Dividends (from net investment income)...........              .31            .14            .16           .09
   Distributions (from capital gains)...............             1.40            .82            .81           .44
                                                               ------         ------         ------        ------
     Total Distributions............................             1.71            .96            .97           .53
                                                               ------         ------         ------        ------
Net Asset Value, End of Year........................           $17.18         $15.16         $12.55        $13.05
                                                               ======         ======         ======        ======
Total Return........................................            24.93%         28.63%         3.62%         35.85%
Ratios/Supplemental Data:

Net Assets, End of Year (millions)..................           $2,976         $1,370           $725          $548

Ratio of Expenses to Average Net Assets.............              .96%+          .99%           .99%          1.07%

Ratio of Net Investment Income to
  Average Net Assets................................             2.24%+         2.00%          1.64%         1.17%

Portfolio Turnover Rate.............................            80.18%         73.23%         72.70%        90.37%

Average Commission Per Share........................           $ .026            --             --            --

+ After reduction of expenses by the Investment Adviser as described in Note C. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been .99% and 2.21% in 1996.

                              MUTUAL DISCOVERY FUND
                              FINANCIAL HIGHLIGHTS

 (Selected data for a share of capital stock outstanding throughout each period)


                                                                    Class I             Class II
                                                             -------------------   -------------------
                                                                For the period        For the period
                                                               November 1, 1996       November 1, 1996
                                                             to December 31, 1996+  to December 31, 1996
                                                             --------------------- ---------------------
Net Asset Value, Beginning of Period...................            $17.66                  $17.66
                                                                   ------                  ------
Income from Investment Operations:
Net Investment Income..................................               .11                     .09
Net Gain on Securities (realized and unrealized).......               .74                     .76
                                                                   ------                  ------
  Total from Investment Operations.....................               .85                     .85
                                                                   ------                  ------
Less Distributions:
Dividends (from net investment income).................               .29                     .27
Distributions (from capital gains).....................              1.07                    1.07
                                                                   ------                  ------
  Total Distributions..................................              1.36                    1.34
                                                                   ------                  ------
Net Asset Value, End of Period.........................            $17.15                  $17.17
                                                                   ======                  ======
Total Return...........................................              4.85%a                  4.90%b
Ratios/Supplemental Data:

Net Assets, End of Period (millions)...................            $   30                   $  18

Ratio of Expenses to Average Net Assets................              1.38%**                 2.00%**

Ratio of Net Investment Income to
  Average Net Assets...................................              0.74%**                 0.13%**

Portfolio Turnover Rate................................             80.18%                  80.18%

Average Commission Per Share...........................            $ .026                  $ .026


a Total return does not reflect sales commissions. Not annualized for periods of less than one year.
b Total return does not reflect sales commissions or the deferred contingent sales charge. Not annualized for periods of less than one year.
** Annualized. After reduction of expenses by the Investment Adviser. Had the Investment Adviser not undertaken such action, the ratios of operating expenses and net investment income would have been 1.51% and .61% respectively for Class I and 2.13% and 0% respectively for Class II.
+  Commencement of offering of sales.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
FRANKLIN MUTUAL SERIES FUND INC.

     We have audited the accompanying statement of assets and liabilities of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc. ("Fund") (formerly Mutual Series Fund Inc.) , including the schedule of investments, as of December 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual Discovery Fund, a portfolio of Franklin Mutual Series Fund Inc., at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with generally accepted accounting principles.


                                                  /s/ Ernest & Young LLP


Boston, Massachusetts
February 7, 1997

                        FRANKLIN MUTUAL SERIES FUND INC.
                           51 John F. Kennedy Parkway
                          Short Hills, New Jersey 07078
                           1-800-448-3863 201-912-2100

                               BOARD OF DIRECTORS
                           Michael F. Price (Chairman)
                             Edward I. Altman, Ph.D.
                                 Ann Torre Grant
                              Andrew H. Hines, Jr.
                               Peter A. Langerman
                               William J. Lippman
                               Bruce A. MacPherson
                                Fred R. Millsaps
                                  Leonard Rubin
                                Barry F. Schwartz
                           Vaughn R. Sturtevant, M.D.
                                 Robert E. Wade

                                    OFFICERS
                           Michael F. Price, President
                    Peter A. Langerman, Exec. Vice President
                        Jeffrey A. Altman, Vice President
                       Robert L. Friedman, Vice President
                          Raymond Garea, Vice President
                       Lawrence N. Sondike, Vice President
                            James R. Baio, Treasurer
                      Stuart C. Pistol, Assistant Treasurer
                     Liz Cohernour, Gen. Counsel & Secretary
                      Larry L. Greene, Assistant Secretary
                         Lily Simo, Assistant Secretary
                     Karen L. Skidmore, Assistant Secretary

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              200 Clarendon Street
                                Boston, Ma. 02116

                                     COUNSEL
                      Skadden, Arps, Slate, Meagher & Flom
                                919 Third Avenue
                              New York, N.Y. 10022

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, Ma. 02110

                                 TRANSFER AGENT
                   Franklin Templeton Investor Services, Inc.

                              PRINCIPAL UNDERWRITER
                      Franklin Templeton Distributors, Inc.